Financial Instruments (Details) - Schedule of financial instruments measured at fair value on a recurring basis and indicate the level of the fair value - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets:
Investment	$ 314	$ 350	$ 845
Liabilities:
Warrant liability	(2,265)	(11,273)
Series A Convertible Preferred Stock Redemption Feature	(3,171)	(7,181)
Total	(5,436)	(18,454)	(1,476)
Level 1 [Member]
Assets:
Investment	314	350	845
Liabilities:
Warrant liability
Series A Convertible Preferred Stock Redemption Feature
Total
Level 2 [Member]
Assets:
Investment
Liabilities:
Warrant liability
Series A Convertible Preferred Stock Redemption Feature
Total
Level 3 [Member]
Assets:
Investment
Liabilities:
Warrant liability	(2,265)	(11,273)
Series A Convertible Preferred Stock Redemption Feature	(3,171)	(7,181)
Total	$ (5,436)	$ (18,454)	$ (1,476)